Summary of Significant Accounting Policies (Details)	Jun. 30, 2024
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Finite live intangible assets term	1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Finite live intangible assets term	15 years